CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Accounts receivable-trade, allowance for doubtful accounts	$ 13.8	$ 12.3	$ 9.2